FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608
                                   ---------

                    FRANKLIN HIGH INCOME TRUST
                    --------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 8/31/07
                          -------



Item 1. Schedule of Investments.


Franklin High Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
AUGUST 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin High Income Fund ..............................    3

Notes to Statement of Investments ......................   10

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin High Income Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                  COUNTRY      PRINCIPAL AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 96.8%
        CORPORATE BONDS 95.7%
        COMMERCIAL SERVICES 7.7%
        ARAMARK Corp., senior note,
           8.50%, 2/01/15 ....................................................  United States      $ 29,000,000     $   29,036,250
         b FRN, 8.856%, 2/01/15 ..............................................  United States         4,050,000          4,029,750
        Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ...........  United States        10,000,000         10,700,000
        Dex Media Inc.,
           B, 8.00%, 11/15/13 ................................................  United States         7,500,000          7,481,250
           senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
            11/15/13 .........................................................  United States        12,600,000         11,686,500
        Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 .................  United States        26,100,000         26,556,750
        JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 ....  United States        20,000,000         20,200,000
        Lamar Media Corp., senior sub. note, 6.625%, 8/15/15 .................  United States        27,800,000         26,688,000
        R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ...................  United States        20,000,000         20,600,000
      c Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 .............  United States        28,000,000         27,545,000
        United Rentals North America Inc., senior sub. note, 7.75%,
         11/15/13 ............................................................  United States        20,000,000         20,700,000
                                                                                                                    ---------------
                                                                                                                       205,223,500
                                                                                                                    ---------------
        COMMUNICATIONS 9.6%
      d Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 ............     Bermuda           11,000,000          1,127,500
      c Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ...............     Jamaica           29,000,000         26,572,700
        Dobson Cellular Systems Inc., senior secured note, 9.875%,
         11/01/12 ............................................................  United States        10,700,000         11,556,000
        Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
         10.375% thereafter, 11/15/12 ........................................  United Kingdom       30,000,000         28,575,000
        Intelsat Intermediate, senior note, zero cpn. to 2/01/10,
         9.25% thereafter, 2/01/15 ...........................................     Bermuda            5,000,000          4,075,000
        Intelsat Subsidiary Holding Co. Ltd., senior note,
           8.25%, 1/15/13 ....................................................     Bermuda           12,200,000         12,322,000
           8.625%, 1/15/15 ...................................................     Bermuda           17,500,000         17,696,875
      d Iridium LLC, senior note, D, 10.875%, 7/15/05 ........................     Bermuda           17,000,000          2,677,500
      c MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14 ...........  United States        15,000,000         14,850,000
        Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ....    Luxembourg         11,700,000         12,402,000
        Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ..........  United States        10,000,000         10,075,130
        Panamsat Corp., senior note, 9.00%, 8/15/14 ..........................  United States        13,177,000         13,473,482
        Qwest Communications International Inc., senior note,
           7.50%, 2/15/14 ....................................................  United States        20,000,000         19,750,000
           B, 7.50%, 2/15/14 .................................................  United States        20,000,000         19,750,000
    d,e RSL Communications PLC,
           senior disc. note, 10.125%, 3/01/08 ...............................  United Kingdom       44,500,000          1,335,000
           senior note, 12.00%, 11/01/08 .....................................  United Kingdom        6,250,000            234,375
        Virgin Media Finance PLC, senior note, 8.75%, 4/15/14 ................  United Kingdom        8,900,000          9,055,750
      c Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 .....      Italy            28,000,000         28,980,000
        Windstream Corp., senior note, 8.625%, 8/01/16 .......................  United States        20,000,000         21,000,000
                                                                                                                    ---------------
                                                                                                                       255,508,312
                                                                                                                    ---------------


                                          Quarterly Statement of Investments | 3

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                  COUNTRY      PRINCIPAL AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        CONSUMER DURABLES 6.1%
        Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ..................  United States      $ 22,775,000     $   18,106,125
        Ford Motor Credit Co. LLC, senior note,
           5.80%, 1/12/09 ....................................................  United States        40,000,000         37,702,720
           9.875%, 8/10/11 ...................................................  United States        20,000,000         19,759,280
        General Motors Corp., senior deb., 8.25%, 7/15/23 ....................  United States        20,000,000         16,050,000
        Jarden Corp., senior sub. note, 7.50%, 5/01/17 .......................  United States        23,100,000         21,714,000
        Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .................  United States        17,525,000         17,656,438
        KB Home, senior note,
           6.25%, 6/15/15 ....................................................  United States        20,000,000         17,150,000
           7.25%, 6/15/18 ....................................................  United States        14,800,000         13,024,000
                                                                                                                    ---------------
                                                                                                                       161,162,563
                                                                                                                    ---------------
        CONSUMER NON-DURABLES 2.3%
        Dole Foods Co., senior note, 7.25%, 6/15/10 ..........................  United States         1,325,000          1,232,250
        Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .........  United States        30,000,000         31,568,610
        Smithfield Foods Inc., senior note,
           7.00%, 8/01/11 ....................................................  United States        18,900,000         18,994,500
           7.75%, 5/15/13 ....................................................  United States         9,600,000          9,696,000
                                                                                                                    ---------------
                                                                                                                        61,491,360
                                                                                                                    ---------------
        CONSUMER SERVICES 16.9%
        Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ..................  United States        10,000,000          9,500,000
        Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ............  United States        19,200,000         18,480,000
    d,e Callahan Nordrhein-Westfallen, senior disc. note, 16.00%, 7/15/10 ....     Germany           38,000,000              3,800
        CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .................      Canada           29,000,000         28,383,750
        CCH I Holdings LLC, senior note, 13.50%, 1/15/14 .....................  United States        15,500,000         14,725,000
        CCH II LLC, senior note, 10.25%, 9/15/10 .............................  United States        33,800,000         34,307,000
        CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ......................  United States         8,000,000          7,380,000
        DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ...................  United States        18,901,000         19,609,787
        EchoStar DBS Corp., senior note,
           6.375%, 10/01/11 ..................................................  United States        15,000,000         14,775,000
           7.125%, 2/01/16 ...................................................  United States         7,300,000          7,172,250
      c Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 .......................  United States        15,300,000         13,196,250
        IDEARC Inc., senior note, 8.00%, 11/15/16 ............................  United States        14,000,000         13,895,000
        Liberty Media Corp., senior note, 5.70%, 5/15/13 .....................  United States        20,000,000         18,590,180
        LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...............  United States        27,000,000         25,515,000
        MGM MIRAGE, senior note,
           6.625%, 7/15/15 ...................................................  United States        30,000,000         28,387,500
           6.875%, 4/01/16 ...................................................  United States        10,000,000          9,525,000
      c Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 ..........  United States        18,600,000         16,135,500
        Pinnacle Entertainment Inc., senior sub. note,
           8.25%, 3/15/12 ....................................................  United States         5,000,000          5,050,000
           8.75%, 10/01/13 ...................................................  United States        14,100,000         14,382,000
        Quebecor Media Inc., senior note, 7.75%, 3/15/16 .....................      Canada           21,000,000         20,081,250
        Radio One Inc., senior sub. note, B, 8.875%, 7/01/11 .................  United States        10,000,000          9,625,000
      c Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
         9/01/14 .............................................................  United States        14,665,000         16,039,844


4 | Quarterly Statement of Investments

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                  COUNTRY      PRINCIPAL AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        CONSUMER SERVICES (CONTINUED)
        Royal Caribbean Cruises Ltd.,
           senior deb., 7.25%, 3/15/18 .......................................  United States      $ 17,000,000     $   16,429,684
           senior note, 8.00%, 5/15/10 .......................................  United States         4,200,000          4,388,446
           senior note, 6.875%, 12/01/13 .....................................  United States        13,800,000         13,537,579
        Station Casinos Inc.,
           senior note, 6.00%, 4/01/12 .......................................  United States         9,300,000          8,672,250
           senior sub. note, 6.50%, 2/01/14 ..................................  United States         7,000,000          5,967,500
           senior sub. note, 6.875%, 3/01/16 .................................  United States        15,000,000         12,637,500
        Universal City Development, senior note, 11.75%, 4/01/10 .............  United States        15,000,000         15,825,000
      c Univision Communications Inc., senior note, 144A, PIK, 9.75%,
         3/15/15 .............................................................  United States        29,000,000         27,767,500
                                                                                                                    ---------------
                                                                                                                       449,984,570
                                                                                                                    ---------------
        ELECTRONIC TECHNOLOGY 5.3%
        Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 .....    Singapore          15,600,000         14,937,000
        Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ..........  United States        36,000,000         33,390,000
      c Hawker Beechcraft Acquisition Co., senior note, 144A, PIK, 8.875%,
         4/01/15 .............................................................  United States         9,500,000          9,286,250
        L-3 Communications Corp., senior sub. note,
           6.125%, 1/15/14 ...................................................  United States        20,000,000         19,400,000
           6.375%, 10/15/15 ..................................................  United States         9,300,000          9,044,250
        NXP BV/NXP Funding LLC, senior secured note, 7.875%, 10/15/14 ........   Netherlands         28,000,000         25,375,000
        Sanmina-SCI Corp.,
       b,c senior note, 144A, FRN, 8.11%, 6/15/14 ............................  United States         6,200,000          5,874,500
           senior sub. note, 6.75%, 3/01/13 ..................................  United States        14,600,000         12,483,000
           senior sub. note, 8.125%, 3/01/16 .................................  United States        13,700,000         11,919,000
                                                                                                                    ---------------
                                                                                                                       141,709,000
                                                                                                                    ---------------
        ENERGY MINERALS 5.7%
        Chesapeake Energy Corp., senior note,
           6.625%, 1/15/16 ...................................................  United States        10,000,000          9,725,000
           6.25%, 1/15/18 ....................................................  United States        27,600,000         25,978,500
           6.875%, 11/15/20 ..................................................  United States         5,000,000          4,825,000
        Denbury Resources Inc., senior sub. note, 7.50%, 12/15/15 ............  United States         5,600,000          5,600,000
        Mariner Energy Inc., senior note, 7.50%, 4/15/13 .....................  United States        29,000,000         27,695,000
        Peabody Energy Corp., senior note,
           7.375%, 11/01/16 ..................................................  United States         6,900,000          6,986,250
           B, 6.875%, 3/15/13 ................................................  United States        15,900,000         15,939,750
      c Petroplus Finance Ltd., senior note, 144A,
           6.75%, 5/01/14 ....................................................   Switzerland         13,075,000         12,176,094
           7.00%, 5/01/17 ....................................................   Switzerland          6,400,000          5,920,000
        Pogo Producing Co., senior sub. note,
           7.875%, 5/01/13 ...................................................  United States         3,100,000          3,138,750
           6.875%, 10/01/17 ..................................................  United States        23,700,000         23,996,250
      c Tesoro Corp., senior note, 144A, 6.50%, 6/01/17 ......................  United States         8,425,000          8,235,437
                                                                                                                    ---------------
                                                                                                                       150,216,031
                                                                                                                    ---------------


                                          Quarterly Statement of Investments | 5

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                  COUNTRY      PRINCIPAL AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        FINANCE 2.3%
        E*trade Financial Corp., senior note, 8.00%, 6/15/11 .................  United States      $  7,000,000     $    6,720,000
        GMAC LLC, 6.875%, 9/15/11 ............................................  United States        60,000,000         53,556,840
                                                                                                                    ---------------
                                                                                                                        60,276,840
                                                                                                                    ---------------
        HEALTH SERVICES 7.1%
        DaVita Inc., senior sub. note, 7.25%, 3/15/15 ........................  United States        30,000,000         29,550,000
      c FMC Finance III SA, senior note, 144A, 6.875%, 7/15/17 ...............     Germany           14,000,000         13,790,000
        Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .............     Germany           14,000,000         14,035,000
        HCA Inc.,
           senior note, 6.50%, 2/15/16 .......................................  United States         6,300,000          5,166,000
         c senior secured note, 144A, 9.125%, 11/15/14 .......................  United States        32,000,000         32,880,000
        Tenet Healthcare Corp., senior note,
           7.375%, 2/01/13 ...................................................  United States        18,000,000         15,030,000
           9.875%, 7/01/14 ...................................................  United States        20,000,000         17,800,000
    b,c U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%,
         3/15/12 .............................................................  United States        23,300,000         21,669,000
      c United Surgical Partners International Inc., senior sub. note, 144A,
           8.875%, 5/01/17 ...................................................  United States         8,500,000          8,160,000
           PIK, 9.25%, 5/01/17 ...............................................  United States         6,900,000          6,589,500
        Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
         10/01/14 ............................................................  United States        25,000,000         23,500,000
                                                                                                                    ---------------
                                                                                                                       188,169,500
                                                                                                                    ---------------
        HEALTH TECHNOLOGY 0.6%
        The Cooper Cos. Inc., senior note, 7.125%, 2/15/15 ...................  United States        18,100,000         17,376,000
                                                                                                                    ---------------
        INDUSTRIAL SERVICES 5.3%
        Allied Waste North America Inc.,
           senior note, 7.875%, 4/15/13 ......................................  United States        21,600,000         22,032,000
           senior secured note, 6.875%, 6/01/17 ..............................  United States         4,000,000          3,900,000
        Atlas Pipeline Partners LP, senior note, 8.125%, 12/15/15 ............  United States        20,000,000         19,950,000
      c Bristow Group Inc., senior note, 144A, 7.50%, 9/15/17 ................  United States         9,400,000          9,400,000
        El Paso Corp., senior note, 6.875%, 6/15/14 ..........................  United States        28,000,000         28,391,888
        Pride International Inc., senior note, 7.35%, 7/15/14 ................  United States        20,700,000         21,010,500
    d,e Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..............  United States        10,000,000             50,000
        The Williams Cos. Inc.,
           8.75%, 3/15/32 ....................................................  United States        13,000,000         14,852,500
           senior note, 7.625%, 7/15/19 ......................................  United States         5,900,000          6,298,250
           senior note, 7.875%, 9/01/21 ......................................  United States        13,100,000         14,115,250
                                                                                                                    ---------------
                                                                                                                       140,000,388
                                                                                                                    ---------------
        NON-ENERGY MINERALS 2.3%
        Freeport-McMoRan Copper & Gold Inc., senior note,
           8.25%, 4/01/15 ....................................................  United States         6,700,000          7,118,750
           8.375%, 4/01/17 ...................................................  United States        17,400,000         18,574,500


6 | Quarterly Statement of Investments

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                  COUNTRY      PRINCIPAL AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        NON-ENERGY MINERALS (CONTINUED)
        Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ................  United States      $  5,000,000     $    5,461,330
        Novelis Inc., senior note, 7.25%, 2/15/15 ............................      Canada           30,000,000         29,250,000
                                                                                                                    ---------------
                                                                                                                        60,404,580
                                                                                                                    ---------------
        PROCESS INDUSTRIES 9.3%
        Buckeye Technologies Inc.,
           senior note, 8.50%, 10/01/13 ......................................  United States        11,700,000         11,875,500
           senior sub. note, 8.00%, 10/15/10 .................................  United States        16,000,000         16,080,000
        Crown Americas Inc., senior note, 7.75%, 11/15/15 ....................  United States        28,000,000         28,420,000
        Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 .......  United States        25,000,000         26,250,000
      c Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 .......................  United Kingdom       28,000,000         25,900,000
        JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ....................     Ireland           11,000,000         10,670,000
        Lyondell Chemical Co.,
           senior note, 8.00%, 9/15/14 .......................................  United States        15,000,000         16,387,500
           senior note, 6.875%, 6/15/17 ......................................  United States         8,400,000          9,135,000
           senior secured note, 10.50%, 6/01/13 ..............................  United States        17,400,000         18,835,500
        Nalco Co.,
           senior note, 7.75%, 11/15/11 ......................................  United States         2,700,000          2,760,750
           senior sub. note, 8.875%, 11/15/13 ................................  United States        30,000,000         30,825,000
        NewPage Corp., senior secured note, 10.00%, 5/01/12 ..................  United States        20,000,000         20,800,000
        Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 ....  United States         6,700,000          6,499,000
        Owens-Illinois Inc., senior note, 7.80%, 5/15/18 .....................  United States        22,000,000         21,230,000
                                                                                                                    ---------------
                                                                                                                       245,668,250
                                                                                                                    ---------------
        PRODUCER MANUFACTURING 3.5%
        Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ...........  United States        15,800,000         14,812,500
    d,e Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ........  United States         9,053,899                 --
        Nortek Inc., senior sub. note, 8.50%, 9/01/14 ........................  United States        27,000,000         23,490,000
        RBS Global & Rexnord Corp.,
           senior note, 9.50%, 8/01/14 .......................................  United States        18,000,000         18,270,000
           senior sub. note, 11.75%, 8/01/16 .................................  United States         9,100,000          9,464,000
      c TRW Automotive Inc., senior note, 144A,
           7.00%, 3/15/14 ....................................................  United States         8,800,000          8,228,000
           7.25%, 3/15/17 ....................................................  United States        20,000,000         18,300,000
                                                                                                                    ---------------
                                                                                                                        92,564,500
                                                                                                                    ---------------
        REAL ESTATE INVESTMENT TRUSTS 1.5%
        Host Marriott LP, senior note,
           K, 7.125%, 11/01/13 ...............................................  United States        20,000,000         20,000,000
           M, 7.00%, 8/15/12 .................................................  United States         7,100,000          6,904,750
           O, 6.375%, 3/15/15 ................................................  United States         4,100,000          3,997,500
           Q, 6.75%, 6/01/16 .................................................  United States         9,500,000          9,286,250
                                                                                                                    ---------------
                                                                                                                        40,188,500
                                                                                                                    ---------------
        RETAIL TRADE 2.0%
      c Dollar General Corp., senior note, 144A, 10.625%, 7/15/15 ............  United States        28,000,000         25,340,000
      c Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ............  United States        28,000,000         28,210,000
                                                                                                                    ---------------
                                                                                                                        53,550,000
                                                                                                                    ---------------


                                          Quarterly Statement of Investments | 7

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                  COUNTRY      PRINCIPAL AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        TECHNOLOGY SERVICES 1.4%
    d,e PSINet Inc., senior note, 11.00%, 8/01/09 ............................  United States      $ 18,750,000     $        1,875
        SunGard Data Systems Inc.,
           senior note, 9.125%, 8/15/13 ......................................  United States        11,100,000         11,516,250
           senior sub. note, 10.25%, 8/15/15 .................................  United States        24,175,000         25,021,125
                                                                                                                    ---------------
                                                                                                                        36,539,250
                                                                                                                    ---------------
        TRANSPORTATION 0.6%
        Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 .....  United States        17,100,000         16,373,250
                                                                                                                    ---------------
        UTILITIES 6.2%
        Aquila Inc., senior note, 14.875%, 7/01/12 ...........................  United States        23,000,000         28,922,500
        Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ...................  United States        28,000,000         27,650,000
      c Edison Mission Energy, senior note, 144A, 7.00%, 5/15/17 .............  United States        28,000,000         26,600,000
        ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 .......  United States         5,792,000          5,982,748
      c Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ...............   Netherlands         15,000,000         15,300,000
        Mirant North America LLC, senior note, 7.375%, 12/31/13 ..............  United States        21,700,000         21,700,000
        NRG Energy Inc., senior note,
           7.25%, 2/01/14 ....................................................  United States         8,500,000          8,436,250
           7.375%, 2/01/16 ...................................................  United States        20,000,000         19,800,000
           7.375%, 1/15/17 ...................................................  United States        10,000,000          9,850,000
                                                                                                                    ---------------
                                                                                                                       164,241,498
                                                                                                                    ---------------
        TOTAL CORPORATE BONDS (COST $2,686,508,839) ..........................                                       2,540,647,892
                                                                                                                    ---------------

                                                                                                ------------------
                                                                                                      SHARES
                                                                                                ------------------
        COMMON STOCKS 0.1%
        COMMUNICATIONS 0.1%
        Sprint Nextel Corp. ..................................................  United States           163,094          3,085,739
                                                                                                                    ---------------
        PRODUCER MANUFACTURING 0.0% f
  e,g,h Cambridge Industries Liquidating Trust Interest ......................  United States         4,853,892              5,339
  e,g,h Goss Holdings Inc., B ................................................  United States           211,174                 --
    g,i Harvard Industries Inc. ..............................................  United States           793,966              4,764
e,g,h,i VS Holdings Inc. .....................................................  United States         1,685,375                 --
                                                                                                                    ---------------
                                                                                                                            10,103
                                                                                                                    ---------------
        TOTAL COMMON STOCKS (COST $29,553,602) ...............................                                           3,095,842
                                                                                                                    ---------------
        CONVERTIBLE PREFERRED STOCK (COST $26,500,000) 1.0%
        UTILITIES 1.0%
        CMS Energy Trust I, 7.75%, cvt. pfd ..................................  United States           530,000         26,574,730
                                                                                                                    ---------------
        TOTAL LONG TERM INVESTMENTS (COST $2,742,562,441) ....................                                       2,570,318,464
                                                                                                                    ---------------


8 | Quarterly Statement of Investments

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                  COUNTRY            SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENT (COST $35,940,758) 1.4%
        MONEY MARKET FUND 1.4%
      j Franklin Institutional Fiduciary Trust Money Market Portfolio,
         4.98% ...............................................................  United States        35,940,758     $   35,940,758
                                                                                                                    ---------------
        TOTAL INVESTMENTS (COST $2,778,503,199) 98.2% ........................                                       2,606,259,222
        OTHER ASSETS, LESS LIABILITIES 1.8% ..................................                                          48,277,441
                                                                                                                    ---------------
        NET ASSETS 100.0% ....................................................                                      $2,654,536,663
                                                                                                                    ===============

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note
PIK - Payment-In-Kind

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2007, the aggregate value of these securities was $452,945,575, representing 17.06% of net assets.

d Defaulted security.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2007, the aggregate value of these securities was $1,630,389, representing 0.06% of net assets.

f Rounds to less than 0.1% of net assets.

g Non-income producing for the twelve months ended August 31, 2007.

h See Note 4 regarding restricted securities.

i See Note 5 regarding holdings of 5% voting securities.

j The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 9

Franklin High Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin High Income Fund (the Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund.


10 | Quarterly Statement of Investments

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

2. SECURITY VALUATION (CONTINUED)

The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At August 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Costs of investments ..................................   $ 2,780,679,761
                                                          ================

Unrealized appreciation ...............................   $    44,634,097
Unrealized depreciation ...............................      (219,054,636)
                                                          ----------------
Net unrealized appreciation (depreciation) ............   $  (174,420,539)
                                                          ================

4. RESTRICTED SECURITIES

At August 31, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------------
                                                                      ACQUISITION
 SHARES       ISSUER                                                     DATES          COST        VALUE
-----------------------------------------------------------------------------------------------------------
4,853,892     Cambridge Industries Liquidating Trust Interest ......     1/09/02    $        --    $ 5,339
  211,174   a Goss Holdings Inc., B ................................    11/17/99        422,348         --
1,685,375     VS Holdings Inc. .....................................    12/06/01      1,685,375         --
                                                                                                   --------
              TOTAL RESTRICTED SECURITIES (0.00% b of Net Assets) ..............................   $ 5,339
                                                                                                   ========

a The Fund also invests in unrestricted securities of this issuer, valued at $0 as of August 31, 2007.

b Rounds to less than 0.01% of net assets.


                                         Quarterly Statement of Investments | 11

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended August 31, 2007, were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF                            NUMBER OF
                                               SHARES HELD                          SHARES HELD    VALUE                 REALIZED
                                               AT BEGINNING    GROSS      GROSS       AT END      AT END    INVESTMENT    CAPITAL
NAME OF ISSUER                                   OF YEAR     ADDITIONS  REDUCTIONS   OF PERIOD   OF PERIOD    INCOME    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Harvard Industires Inc. ..................        793,966        --         --         793,966    $ 4,764     $   --      $   --
VS Holdings Inc. .........................      1,685,375        --         --       1,685,375         --         --          --
                                                                                                 ----------------------------------
TOTAL AFFILIATED SECURITIES (0.00% a of Net Assets)...........................................    $ 4,764     $   --      $   --
                                                                                                 ==================================

a Rounds to less than 0.01% of net assets.

6. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standard Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information regarding the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


12 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    October 26, 2007












                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

10/26/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration













I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

10/26/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer